CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Land and housing inventory	$ 2,250,256	$ 2,113,245
Investments in Unconsolidated Entities	155,352	143,821
Receivables and other assets	335,611	310,443
Restricted cash	13,596	9,128
Cash and cash equivalents	49,826	2,162
Deferred income tax assets	10,552
Total assets	2,815,193	2,578,799
Liabilities and Equity
Project-specific and other financings	459,329	825,687
Notes payable		469,776
Unsecured senior notes payable	590,845
Accounts payable and other liabilities	425,179	247,420
Deferred income tax liabilities		27,773
Total liabilities	1,475,353	1,570,656
Other interests in consolidated subsidiaries	32,445	32,434
Preferred Shares - 65,286 shares outstanding (December 31, 2011 - 70,002 shares outstanding)	1,630	1,748
Common Shares - 116,279,534 shares outstanding (December 31, 2011 - 99,342,718 shares outstanding)	324,704	93,383
Additional paid-in-capital	411,010	404,777
Treasury stock
Retained earnings	483,450	390,429
Non-controlling interest	5,539	6,439
Accumulated other comprehensive income	81,062	78,933
Total equity	1,307,395	975,709
Total liabilities and equity	2,815,193	2,578,799
Commitments, contingent liabilities and other
Guarantees